Form NSAR - U
Separate Account B
Form N-SAR
Semi-Annual Report
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:  __/__/__
                 or fiscal year ending:            12/31/2002
Is this a transition report? (Y/N)   ___N___
Is this an amendment to a previous filing? (Y/N)  __N__
Those items or sub-itmes with a box ""[/]"" after the item number should be completed only if the answer has changed from the previous filing on this form.
1.	A. Registrant Name:  __American Fidelity Separate Account B____
	B. File Number: 811-08187
	C. Telephone Number:  405-523-2000
2.	A. Street:  2000 North Classen Boulevard
	B. City:  Oklahoma City
	C. State:  OK      D. Zip Code:  73106  Zip Ext:  6092
	E. Foreign Country:_____________  Foreign Postal Code: _________
3.	Is this the first filing on this form by Registrant? (Y/N) ___N___
4.	Is this the last filing on this form by Registrant? (Y/N) __N__
5.	Is Registrant a small business investment company (SBIC)? (Y/N)   __N__
6.	Is Registrant a unit investment trust (UIT)? (Y/N)  __Y___
111.	A. [/] Depositor Name:  _American Fidelity Assurance Company__
	B. [/] File Number (If any): __________________
	C. [/] City: Oklahoma City State: OK Zip Code: 73106  Zip Ext: 6092
         [/] Foreign Country: _________________  Foreign Postal Code:_________
112.	A. [/] Sponsor Name:   ___None___
113.	A. [/] Trustee Name:  ____None___
114.	A. [/] Principal Underwriter Name:American Fidelity Securities, Inc.
	B. [/] File Number: 8-15123
	C. [/] City:Oklahoma City  State: OK  Zip Code: 73106 Zip Ext.: 6092
115.	A. [/] Independent Public Accountant Name:  ___KPMG LLP___
	B. [/] City:Oklahoma City State: OK Zip Code: 73102 Zip Ext.: 5671
116.	Family of investment companies information:
	A. [/] Is Registrant part of a family of invesment companies? (Y/N)  N
	B. [/] Identify the family in 10 letters __ __ __ __ __ __ __ __ __ __
117.	A. [/] Is Registrant a separate account of an insurance company? (Y/N) Y
	If answer is ""Y"" (Yes), are there any of the following types of contracts funded by the Registrant?:
	B. [/] Variable annuity contracts? (Y/N)  Y
	C. [/] Scheduled premium variable life contracts? (Y/N)  N
	D. [/] Flexible premium variable life contracts? (Y/N)   N
	E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N) N
118. [/] State the number of series existing at the end of the period that had
          securities registered under the Securities Act of 1933.   1
119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period. 0
120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted). $0
121. [/] State the number of series for which a current prospectus was in
          existence at the end of the period.    1
122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period.  0
123. [/] State the total value of the additional units considered in answering
          item 122 ($000's omitted)   $0
124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value
          of these units is to be measured on the date they were placed	in the
          subsequent series) ($000's omitted).     $0
125. [/] State the total dollar amunt of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
          of units of all series of Registrant($000's omitted). $	519
126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of prior series placed in the portfolio of a subsequent series.) ($000's omitted) $0
127. List opposite the appropriate description below the number of series
Whose portfolios are invested primarily (based upon a percentage of NAV)
in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group
of series and the	total income distributions made by each such group of
series during the current period (excluding distributions of realized gains, if any):


	                              Number of	Total Assets	Total Income
                                    Series	($000's		Distributions
                                    Investing	omitted)		($000's omit)
	A. U.S. Treasury Direct Issue		_		_		_
	B. U. S. Government agency		_		_		_
	C. State and municipal tax-free	_		_		_
	D. Public utility debt			_		_		_
	E. Brokers or dealers debt or debt of
	     brokers' or dealers' parent.	_		_		_
	F. All other corporate intermed. & long-
	    term debt				_		_		_
	G. All other corporate short-term debt_		_		_
	H. Equity securities of brokers or dealers
	     or parents of brokers or dealers_		_		_
	I. Investment company equity securities_		_		_
	J. All other equity securities	1	  45,688 		392
	K. Other securities			_		_		_
	L. Total assets of all series of
             regisistrant		1	  45,688		392
128. [/] Is the timely payment of principal and interest of any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than
       the issuer? (Y/N)   N
	(If answer is ""N"" (No), go to item 131)
131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted)  $ 649
Signature:  Marvin Ewy
Title:      Vice President